Long-term debt (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Long-term debt
Revolving Credit Facility drawdown	$ 5,000	$ 115,000
Repayments	(20,000)	(50,000)
Long-term debt	$ 65,000	$ 65,000